John Hancock

Disciplined Value Fund

Quarterly portfolio holdings 6/30/19

Fund’s investments

As of 6-30-19 (unaudited)

	Shares	Value
Common stocks 98.1%		$14,739,558,398
(Cost $12,876,945,182)
Communication services 9.3%		1,398,416,584

Diversified telecommunication services 2.4%
Verizon Communications, Inc.	6,320,880	361,111,874
Interactive media and services 1.9%
Alphabet, Inc., Class A (A)	270,063	292,424,216
Media 5.0%
Altice USA, Inc., Class A (A)	2,662,076	64,821,551
Comcast Corp., Class A	10,514,816	444,566,420
Fox Corp., Class A	3,506,299	128,470,795
Liberty Global PLC, Series C (A)	4,033,989	107,021,728
Consumer discretionary 5.8%		866,910,546

Hotels, restaurants and leisure 2.0%
Las Vegas Sands Corp.	2,318,005	136,970,915
Wyndham Destinations, Inc.	1,587,961	69,711,488
Wyndham Hotels & Resorts, Inc.	1,805,016	100,611,592
Household durables 0.5%
Toll Brothers, Inc.	1,845,265	67,573,604
Internet and direct marketing retail 1.1%
Booking Holdings, Inc. (A)	87,983	164,942,610
Specialty retail 2.2%
AutoZone, Inc. (A)	167,510	184,172,220
Lowe’s Companies, Inc.	1,416,392	142,928,117
Consumer staples 5.1%		769,381,431

Beverages 0.5%
Coca-Cola European Partners PLC (New York Stock Exchange)	1,440,810	81,405,765
Food products 2.2%
Mondelez International, Inc., Class A	3,995,696	215,368,014
Tyson Foods, Inc., Class A	1,355,153	109,415,053
Household products 2.4%
The Procter & Gamble Company	3,312,290	363,192,599
Energy 9.9%		1,482,336,929

Energy equipment and services 0.3%
Apergy Corp. (A)	1,212,566	40,669,464
Oil, gas and consumable fuels 9.6%
Canadian Natural Resources, Ltd.	3,056,912	82,444,917
Chevron Corp.	2,718,575	338,299,473
Cimarex Energy Company	1,421,706	84,349,817
ConocoPhillips	3,125,788	190,673,068
Marathon Petroleum Corp.	1,425,367	79,649,508
Noble Energy, Inc.	7,118,984	159,465,242
Pioneer Natural Resources Company	611,404	94,070,619
Royal Dutch Shell PLC, ADR, Class A	3,991,003	259,694,565
Valero Energy Corp.	1,787,411	153,020,256
Financials 24.1%		3,618,110,639

Banks 9.2%
Bank of America Corp.	17,726,748	514,075,692
BB&T Corp.	1,928,426	94,743,569

2	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	5,077,427	$355,572,213
SunTrust Banks, Inc.	1,511,207	94,979,360
Wells Fargo & Company	6,662,768	315,282,182
Capital markets 0.3%
The Charles Schwab Corp.	1,126,465	45,272,628
Consumer finance 1.4%
American Express Company	870,312	107,431,313
Discover Financial Services	1,275,681	98,980,089
Diversified financial services 4.7%
Berkshire Hathaway, Inc., Class B (A)	3,338,768	711,725,175
Insurance 8.5%
American International Group, Inc.	6,002,357	319,805,581
Aon PLC	887,132	171,198,733
Chubb, Ltd.	1,838,786	270,834,791
Everest Re Group, Ltd.	475,969	117,650,017
The Allstate Corp.	2,282,945	232,152,677
The Travelers Companies, Inc.	1,126,315	168,406,619
Health care 17.8%		2,681,316,868

Biotechnology 0.7%
Biogen, Inc. (A)	474,496	110,970,380
Health care equipment and supplies 2.6%
Medtronic PLC	2,949,208	287,223,367
Zimmer Biomet Holdings, Inc.	867,215	102,105,894
Health care providers and services 7.9%
Anthem, Inc.	800,309	225,855,203
Cigna Corp.	1,977,100	311,492,105
CVS Health Corp.	2,929,780	159,643,712
McKesson Corp.	670,264	90,076,779
Quest Diagnostics, Inc.	1,756,225	178,801,267
UnitedHealth Group, Inc.	888,455	216,791,905
Pharmaceuticals 6.6%
Johnson & Johnson	3,727,466	519,161,464
Novartis AG, ADR	922,558	84,238,771
Novo Nordisk A/S, ADR	1,094,582	55,867,465
Pfizer, Inc.	7,827,529	339,088,556
Industrials 11.8%		1,778,764,275

Aerospace and defense 3.1%
The Boeing Company	407,416	148,303,498
United Technologies Corp.	2,469,496	321,528,379
Air freight and logistics 1.1%
C.H. Robinson Worldwide, Inc.	545,254	45,992,175
United Parcel Service, Inc., Class B	1,085,486	112,098,139
Airlines 1.8%
Delta Air Lines, Inc.	2,866,934	162,698,505
Southwest Airlines Company	2,204,853	111,962,435
Building products 0.7%
Owens Corning	1,913,784	111,382,229
Electrical equipment 1.3%
Eaton Corp. PLC	2,364,508	196,916,226

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

			Shares	Value
Industrials (continued)
Machinery 1.0%
Dover Corp.			1,527,675	$153,073,035
Road and rail 2.8%
Kansas City Southern			1,356,644	165,266,372
Union Pacific Corp.			1,475,627	249,543,282
Information technology 5.8%				867,722,285

Communications equipment 2.2%
Cisco Systems, Inc.			6,127,857	335,377,614
IT services 0.4%
DXC Technology Company			1,049,822	57,897,683
Semiconductors and semiconductor equipment 1.1%
NXP Semiconductors NV			1,617,967	157,929,759
Software 2.1%
Microsoft Corp.			623,369	83,506,511
Oracle Corp.			4,090,060	233,010,718
Materials 6.0%				900,820,460

Chemicals 3.8%
Dow, Inc.			1,938,912	95,607,751
DuPont de Nemours, Inc. (A)			2,440,087	183,177,331
FMC Corp.			822,299	68,209,702
Nutrien, Ltd. (B)			2,784,450	148,856,697
The Mosaic Company			2,778,718	69,551,312
Construction materials 0.8%
Cemex SAB de CV, ADR			9,968,105	42,264,765
CRH PLC, ADR			2,518,993	82,497,021
Metals and mining 1.4%
Barrick Gold Corp.			13,358,014	210,655,881
Real estate 1.8%				269,299,702

Equity real estate investment trusts 1.8%
Equity Residential			1,252,273	95,072,566
Essex Property Trust, Inc.			279,546	81,607,864
SL Green Realty Corp.			1,152,411	92,619,272
Utilities 0.7%				106,478,679

Electric utilities 0.7%
Edison International			1,579,568	106,478,679

	Yield (%)		Shares	Value
Securities lending collateral 0.1%				$13,645,200
(Cost $13,645,200)
John Hancock Collateral Trust (C)	2.4614	(D)	1,363,511	13,645,200
Short-term investments 1.0%				$154,985,818
(Cost $154,985,818)
Money market funds 1.0%				154,985,818

State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3057	(D)	154,985,818	154,985,818
Total investments (Cost $13,045,576,200) 99.2%				$14,908,189,416
Other assets and liabilities, net 0.8%				123,502,384
Total net assets 100.0%				$15,031,691,800

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

4	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19. The value of securities on loan amounted to $13,368,810.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-19.

The fund had the following country composition as a percentage of net assets on 6-30-19:

United States	85.6%
Canada	2.9%
Netherlands	2.8%
Ireland	2.4%
United Kingdom	2.4%
Switzerland	2.4%
Other countries	1.5%
TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2019, all investments are categorized as Level 1 under the hierarchy described above.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	6,626,454	3,501,463	(8,764,406)	1,363,511	—	—	$1,218	$344	$13,645,200

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	340Q1	06/19
This report is for the information of the shareholders of John Hancock Disciplined Value Fund.		8/19